INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of INVENTORIES [Abstract]
Disclosure of detailed information about inventory [Text Block]
	As of December 31,
	2017	2016
	RMB’000	RMB’000
Raw materials	20,896	21,909
Work in progress	5,206	5,657
Finished goods	165,565	185,176
	191,667	212,742

Disclosure of detailed information of inventories recognised as expense and included in profit or loss [Text Block]
	For the years ended December 31,
	2017	2016	2015
	RMB’000	RMB’000	RMB’000
Carrying amount of inventories sold	774,171	748,778	884,053
(Reversal of) write down of inventories (included in cost of sales)	(2,733)	75,078	7,667
	771,438	823,856	891,720

Write down of inventories (included in administrative expenses)	-	-	-